Supplement dated August 1, 2001 to the MultiOption Annuity Prospectus dated May 1, 2001.

The section captioned "General Descriptions - Variable Annuity Account" on page 12 of the Prospectus is supplemented as follows:

Effective August 1, 2001, when this contract is used with the University of Minnesota Optional Plan purchase payments may be allocated to:

Advantus Series Fund Inc.:

Growth Portfolio
Bond Portfolio
Money Market Portfolio
Asset Allocation Portfolio
Mortgage Securities Portfolio
Index 500 Portfolio
Capital Appreciation Portfolio
International Stock Portfolio
Small Company Growth Portfolio
Value Stock Portfolio
Small Company Value Portfolio
Global Bond Portfolio
Index 400 Mid-Cap Portfolio
Macro-Cap Value Portfolio
Micro-Cap Growth Portfolio
Real Estate Securities Portfolio

Franklin Templeton Variable Insurance Products Trust:

Templeton Developing Markets Securities Fund - Class 2 Shares
Templeton Asset Strategy Fund - Class 2 Shares
Franklin Small Cap Fund - Class 2 Shares

Janus Aspen Series:

Capital Appreciation Portfolio - Service Shares
International Growth Portfolio - Service Shares

Credit Suisse Warburg Pincus Trust:

Global Post-Venture Capital Portfolio



Investors should retain this supplement for future reference.
F. 56323 8-2001